Cover	Nov. 21, 2023
Cover [Abstract]
Entity Registrant Name	GAMER PAKISTAN INC.
Entity Central Index Key	0001948884
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 21, 2023
Entity Ex Transition Period	false
Entity File Number	333-273220
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-3732146
Entity Address Address Line 1	35 E Horizon Ridge Pkwy
Entity Address Address Line 2	Suite 110-481
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89002
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	905-1171
Security 12b Title	Common
Trading Symbol	GPAK
Security Exchange Name	NASDAQ